Chart of Equity Awards (Detail) (Subsequent Event, Employment Agreements)	1 Months Ended
	Oct. 25, 2013
Restricted Stock, Time-Based | Chief Executive Officer
Subsequent Event [Line Items]
Number of restricted shares in connection with employment agreement	13,200	[1]
Restricted Stock, Time-Based | Chief Operating Officer
Subsequent Event [Line Items]
Number of restricted shares in connection with employment agreement	10,400	[1]
Restricted Stock, Time-Based | Chief Financial Officer
Subsequent Event [Line Items]
Number of restricted shares in connection with employment agreement	10,400	[1]
Restricted Stock, Performance-Based | Chief Executive Officer
Subsequent Event [Line Items]
Number of restricted shares in connection with employment agreement	19,800	[2]
Restricted Stock, Performance-Based | Chief Operating Officer
Subsequent Event [Line Items]
Number of restricted shares in connection with employment agreement	15,600	[2]
Restricted Stock, Performance-Based | Chief Financial Officer
Subsequent Event [Line Items]
Number of restricted shares in connection with employment agreement	15,600	[2]
IPO RSUs | Chief Executive Officer
Subsequent Event [Line Items]
Number of restricted shares in connection with employment agreement	39,000	[3]
IPO RSUs | Chief Operating Officer
Subsequent Event [Line Items]
Number of restricted shares in connection with employment agreement	26,000	[3]
IPO RSUs | Chief Financial Officer
Subsequent Event [Line Items]
Number of restricted shares in connection with employment agreement	26,000	[3]

[1]	The restricted shares vest in approximately equal annual installments on each of December 31, 2014, December 31, 2015, December 31, 2016, and December 31, 2017, subject to the executive's continued employment with CatchMark Timber Trust on each vesting date, or on the earlier occurrence of a change in control or the executive's termination of employment (i) by CatchMark Timber Trust without cause, (ii) by the executive for good reason, or (iii) by reason of the executive's death or disability.
[2]	The number of restricted shares earned will be based upon achievement of performance goals for 2014 to be established by the Compensation Committee, and the earned shares will vest on each of December 31, 2014, December 31, 2015, December 31, 2016 and December 31, 2017, subject to the executive's continued employment with CatchMark Timber Trust on each vesting date. In the event of a change in control, these shares will vest as of the date of the change in control.
[3]	The restricted stock units will vest and convert to shares of Class A common stock on the closing date of this offering, subject to the executive's continued employment with CatchMark Timber Trust on such date.